SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 2-84130)
	UNDER THE SECURITIES ACT OF 1933	[X]
	Pre-Effective Amendment No.	[ ]
	Post-Effective Amendment No. 52	[X]
and
REGISTRATION STATEMENT (No. 811-3759)
	UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	Amendment No. 52	[X]

Variable Insurance Products Fund IV
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Eric D. Roiter, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
( )	immediately upon filing pursuant to paragraph (b).
(X)	on (April 24, 2001) pursuant to paragraph (b).
( )	60 days after filing pursuant to paragraph (a)(1).
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485.
( )	75 days after filing pursuant to paragraph (a)(2).
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
(X)	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No. 52 to Variable Insurance Products Fund IV's Registration Statement on Form N-1A is to designate a new effective date, April 24, 2001, for the previously filed Post-Effective Amendment No. 51. The Prospectus and Statement of Additional Information (SAI) for this Post-Effective Amendment No. 52 are identical to those filed in Post-Effective Amendment No. 51, and the Prospectus and SAI are incorporated herein in their entirety by reference to those filed in Post-Effective Amendment No. 51.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Form of Declaration of Trust is filed herein as Exhibit a(1).

(b) Bylaws of the Trust, as amended and dated May 19, 1994, are incorporated herein by reference to Exhibit 2(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.

(c) Not applicable.

(d) (1) Form of Management Contract between Consumer Industries and Fidelity Management & Research Company, is filed herein as Exhibit d(1).

(2) Form of Management Contract between Cyclical Industries and Fidelity Management & Research Company, is filed herein as Exhibit d(2).

(3) Form of Management Contract between Financial Services and Fidelity Management & Research Company, is filed herein as Exhibit d(3).

(4) Form of Management Contract between Health Care and Fidelity Management & Research Company, is filed herein as Exhibit d(4).

(5) Form of Management Contract between Natural Resources and Fidelity Management & Research Company, is filed herein as Exhibit d(5).

(6) Form of Management Contract between Technology and Fidelity Management & Research Company, is filed herein as Exhibit d(6).

(7) Form of Management Contract between Utilities Growth and Fidelity Management & Research Company, is filed herein as Exhibit d(7).

(8) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Consumer Industries, is filed herein as Exhibit d(8).

(9) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Consumer Industries, is filed herein as Exhibit d(9).

(10) Form of Research Agreement between Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited on behalf of Consumer Industries, is filed herein as Exhibit d(10).

(11) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Consumer Industries, is filed herein as Exhibit d(11).

(12) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Cyclical Industries, is filed herein as Exhibit d(12).

(13) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Cyclical Industries, is filed herein as Exhibit d(13).

(14) Form of Research Agreement between Fidelity Management & Research Company (Far East) Inc. and Fidelity Investments Japan Limited on behalf of Cyclical Industries, is filed herein as Exhibit d(14).

(15) Form of Sub-Advisory Agreements between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Cyclical Industries, is filed herein as Exhibit d(15).

(16) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Financial Services, is filed herein as Exhibit d(16).

(17) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Financial Services, is filed herein as Exhibit d(17).

(18) Form of Research Agreement between Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited on behalf of Financial Services, is filed herein as Exhibit d(18).

(19) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Financial Industries, is filed herein as Exhibit d(19).

(20) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Health Care, is filed herein as Exhibit d(20).

(21) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Health Care, is filed herein as Exhibit d(21).

(22) Form of Research Agreement between Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited on behalf of Health Care, is filed herein as Exhibit d(22).

(23) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Health Care, is filed herein as Exhibit d(23).

(24) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Natural Resources, is filed herein as Exhibit d(24).

(25) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Natural Resources, is filed herein as Exhibit d(25).

(26) Form of Research Agreement between Fidelity Management & Research Company (Far East) Inc. and Fidelity Investments Japan Limited on behalf of Natural Resources, is filed herein as Exhibit d(26).

(27) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Natural Resources, is filed herein as Exhibit d(27).

(28) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Technology, is filed herein as Exhibit d(28).

(29) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Technology, is filed herein as Exhibit d(29).

(30) Form of Research Agreement between Fidelity Management & Research Company (Far East) Inc. and Fidelity Investments Japan Limited on behalf of Technology, is filed herein as Exhibit d(30).

(31) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Technology, is filed herein as Exhibit d(31).

(32) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. on behalf of Utilities Growth, is filed herein as Exhibit d(32).

(33) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc. on behalf of Utilities Growth, is filed herein as Exhibit d(33).

(34) Form of Research Agreement between Fidelity Management & Research Company (Far East) Inc. and Fidelity Investments Japan Limited on behalf of Utilities Growth, is filed herein as Exhibit d(34).

(35) Form of Sub-Advisory Agreement between Fidelity Management & Research Company and FMR Co., Inc. on behalf of Utilities Growth, is filed herein as Exhibit d(35).

(e) (1) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Initial Class shares is incorporated herein by reference to Exhibit 6(e) of Post-Effective Amendment No.12.

(2) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Service Class shares is incorporated herein by reference to Exhibit 6(f) of Post-Effective Amendment No.12.

(3) Form of Service Contract between Fidelity Distributors Corporation and "Qualified Recipients" with respect to Service Class 2 shares is incorporated herein by reference to Exhibit e(7) of Post-Effective Amendment No.17.

(4) Form of General Distribution Agreement between Consumer Industries Portfolio and Fidelity Distributors Corporation is filed herein as Exhibit e(4).

(5) Form of General Distribution Agreement between Cyclical Industries Portfolio and Fidelity Distributors Corporation is filed herein as Exhibit e(5).

(6) Form of General Distribution Agreement between Financial Services Portfolio and Fidelity Distributors Corporation is filed herein as Exhibit e(6).

(7) Form of General Distribution Agreement between Health Care Portfolio and Fidelity Distributors Corporation is filed herein as Exhibit e(7).

(8) Form of General Distribution Agreement between Natural Resources Portfolio and Fidelity Distributors Corporation is filed herein as Exhibit e(8).

(9) Form of General Distribution Agreement between Technology Portfolio and Fidelity Distributors Corporation is filed herein as Exhibit e(9).

(10) Form of General Distribution Agreement between Utilities Growth Portfolio and Fidelity Distributors Corporation is filed herein as Exhibit e(10).

(f) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 15, 1995 and amended through January 1, 2000, is incorporated herein by reference to Exhibit (f)(1) of Fidelity Massachusetts Municipal Trust's (File No. 2-75537) Post-Effective Amendment No. 39.

(g) (1) Form of Custodian Agreement and Appendix C between The Chase Manhattan Bank, N.A. and Variable Insurance Products Fund IV on behalf of Consumer Industries Portfolio, Cyclical Industries Portfolio, Financial Services Portfolio, Health Care Portfolio, Technology Portfolio, and Utilities Growth Portfolio are filed herein as Exhibit g(1).

(2) Form of Appendix A, to the Custodian Agreement, between The Chase Manhattan Bank, N.A. and Variable Insurance Products Fund IV on behalf of Consumer Industries Portfolio, Cyclical Industries Portfolio, Financial Services Portfolio, Health Care Portfolio, Technology Portfolio, and Utilities Growth Portfolio are filed herein as Exhibit g(2).

(3) Form of Appendix B, to the Custodian Agreement, between The Chase Manhattan Bank, N.A. and Variable Insurance Products Fund IV on behalf of Consumer Industries Portfolio, Cyclical Industries Portfolio, Financial Services Portfolio, Health Care Portfolio, Technology Portfolio, and Utilities Growth Portfolio are filed herein as Exhibit g(3).

(4) Form of Addendum, to the Custodian Agreement, between The Chase Manhattan Bank, N.A. and Variable Insurance Products Fund IV on behalf of Consumer Industries Portfolio, Cyclical Industries Portfolio, Financial Services Portfolio, Health Care Portfolio, Technology Portfolio, and Utilities Growth Portfolio are filed herein as Exhibit g(4).

(5) Form of Custodian Agreement, and Appendix C, between State Street Bank and Trust Company and Variable Insurance Products Fund IV on behalf of Natural Resources Portfolio is filed herein as Exhibit g(5).

(6) Form of Appendix A, to the Custodian Agreement, between State Street Bank and Trust Company and Variable Insurance Products Fund IV on behalf of Natural Resources Portfolio are filed herein as Exhibit g(6).

(7) Form of Appendix B, to the Custodian Agreement, between State Street Bank and Trust Company and Variable Insurance Products Fund IV on behalf of Natural Resources Portfolio is filed herein as Exhibit g(7).

(8) Form of Addendum, to the Custodian Agreement, between State Street Bank and Trust Company and Variable Insurance Products Fund IV on behalf of Natural Resources Portfolio is filed herein as Exhibit g(8).

(9) Form of Fidelity Group Repo Custodian Agreement among The Bank of New York J.P. Morgan Securities, Inc., and Variable Insurance Products Fund IV on behalf the Registrant is filed herein as Exhibit g(9).

(10) Form of Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and the Registrant, is filed herein as Exhibit g(10).

(11) Form of Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and the Registrant, is filed herein as Exhibit g(11).

(12) Form of Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and the Registrant, is filed herein as Exhibit g(12).

(13) Form of Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, is filed herein as Exhibit g(13).

(14) Form of First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and the Registrant, is filed herein as Exhibit g(14).

(15) Form of Schedule A-1, to the Fidelity Group Repo Custodian Agreements, Schedule 1s to the Fidelity Group Repo Custodian Agreements, Joint Trading Account Custody Agreement, and First Amendment to the Joint Trading Account Custody Agreement, between the respective parties and the Registrant, is filed herein as Exhibit g(15).

(h) Not applicable.

(i) Not applicable.

(j) To be filed by subsequent amendment.

(k) Not applicable.

(l) Not applicable.

(m) (1) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Industries: Initial Class is filed herein as Exhibit m(1).

(2) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Cyclical Industries: Initial Class is filed herein as Exhibit m(2).

(3) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Financial Services: Initial Class is filed herein as Exhibit m(3).

(4) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Health Care: Initial Class is filed herein as Exhibit m(4).

(5) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Natural Resources: Initial Class is filed herein as Exhibit m(5).

(6) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Technology: Initial Class is filed herein as Exhibit m(6).

(7) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Utilities Growth: Initial Class is filed herein as Exhibit m(7).

(8) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Industries: Service Class is filed herein as Exhibit m(8).

(9) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Cyclical Industries: Service Class is filed herein as Exhibit m(9).

(10) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Financial Services: Service Class is filed herein as Exhibit m(10).

(11) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Health Care: Service Class is filed herein as Exhibit m(11).

(12) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Natural Resources: Service Class is filed herein as Exhibit m(12).

(13) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Technology: Service Class is filed herein as Exhibit m(13).

(14) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Utilities Growth: Service Class is filed herein as Exhibit m(14).

(15) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Consumer Industries: Service Class 2 is filed herein as Exhibit m(15).

(16) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Cyclical Industries: Service Class 2 is filed herein as Exhibit m(16).

(17) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Financial Services: Service Class 2 is filed herein as Exhibit m(17).

(18) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Health Care: Service Class 2 is filed herein as Exhibit m(18).

(19) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Natural Resources: Service Class 2 is filed herein as Exhibit m(19).

(20) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Technology: Service Class 2 is filed herein as Exhibit m(20).

(21) Form of Distribution and Service Plan pursuant to Rule 12b-1 for Utilities Growth: Service Class 2 is filed herein as Exhibit m(21).

(n) (1) Multiple Class of Shares Plan for VIP Funds dated December 16, 1999 is incorporated herein by reference to Exhibit o(1) of Post-Effective Amendment No.16.

(2) Schedule I, dated November 16, 2000, to Multiple Class of Shares is incorporated herein by reference to Exhibit n(2) of Post-Effective Amendment No.22.

(3) Form of Schedule I, to Multiple Class of Shares is filed herein as Exhibit n(3).

(p) (1) Code of Ethics, dated January 1, 2001, adopted by each fund(s), Fidelity Management & Research Company, FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity Investments Japan Limited, and Fidelity Distributors Corporation pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Phillips Street Trust's (File No. 2-63350) Post-Effective Amendment No. 47.

Item 24. Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company, or an affiliate, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 25. Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, "disabling conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. ("FIIOC") is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC's performance under the Transfer Agency Agreement; or

(2) any claim, demand, action or suit (except to the extent contributed to by FIIOC's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC's acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 26. Business and Other Connections of Investment Advisers

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)

82 Devonshire Street, Boston, MA 02109

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d

Chairman of the Board and Director of FMR; Chief Executive Officer, Chairman of the Board, and Director of FMR Corp.; Chairman of the Board and Director of Fidelity Investments Money Management, Inc. (FIMM), Fidelity Management & Research (U.K.) Inc. (FMR U.K.), and Fidelity Management & Research (Far East) Inc. (FMR Far East), and Fidelity Management & Research Co., Inc. (FMRC); Chairman of the Executive Committee of FMR; President and Trustee of funds advised by FMR.

Robert C. Pozen

President and Director of FMR; Senior Vice President and Trustee of funds advised by FMR; President and Director of FIMM, FMRC, FMR U.K., and FMR Far East; Director of Strategic Advisers, Inc.; Vice Chairman of Fidelity Investments; Previously, General Counsel, Managing Director, and Senior Vice President of FMR Corp.

Paul Antico	Vice President of FMR, FMRC, and of a fund advised by FMR.

John Avery	Vice President of FMR, FMRC, and of funds advised by FMR.

Robert Bertelson	Vice President of FMR, FMRC, and of a fund advised by FMR.

William Bower	Vice President of FMR, FMRC, and of a fund advised by FMR.

Steve Buller	Vice President of FMR, FMRC, and of a fund advised by FMR.

John H. Carlson	Vice President of FMR, FMRC, and of funds advised by FMR.

Robert C. Chow	Vice President of FMR, FMRC, and of a fund advised by FMR.

Dwight D. Churchill	Senior Vice President of FMR and Vice President of Fixed-Income Funds advised by FMR; Senior Vice President of FMRC and FIMM.

Barry Coffman	Vice President of FMR, FMRC, and of a fund advised by FMR.

Michael Connolly	Vice President of FMR and FMRC.

Frederic G. Corneel	Tax Counsel of FMR and FMRC.

Laura B. Cronin	Vice President of FMR and FMRC; Treasurer of FMR, FIMM, FMR U.K., FMRC and FMR Far East.

William Danoff	Senior Vice President of FMR, FMRC, and Vice President of funds advised by FMR.

Scott E. DeSano	Vice President of FMR and FMRC.

Penelope Dobkin	Vice President of FMR, FMRC, and of a fund advised by FMR.

Walter C. Donovan	Vice President of FMR and FMRC.

Bettina Doulton	Senior Vice President of FMR and FMRC; Vice President of funds advised by FMR.

Stephen DuFour	Vice President of FMR, FMRC, and of a fund advised by FMR.

Robert Dwight	Vice President of FMR and FMRC; Treasurer of funds advised by FMR.

William R. Ebsworth	Senior Vice President of FMR and FMRC.

Bahaa Fam	Vice President of FMR and FMRC.

David Felman	Vice President of FMR, FMRC, and of funds advised by FMR.

Richard B. Fentin	Senior Vice President of FMR, FMRC; Vice President of a fund advised by FMR.

Karen Firestone	Vice President of FMR, FMRC, and of funds advised by FMR.

Michael B. Fox	Assistant Treasurer of FMR, FMRC, FIMM, FMR U.K., and FMR Far East; Treasurer of FMR Corp. and Strategic Advisers, Inc.; Vice President of FMR U.K., FMR Far East, and FIMM.

Gregory Fraser	Vice President of FMR, FMRC, and of funds advised by FMR.

Jay Freedman	Assistant Clerk of FMR, FMRC and Fidelity Distributors Corporation (FDC); Clerk of FMR U.K., FMR Far East, and Strategic Advisers, Inc.; Secretary of FMR Corp. and FIMM.

David L. Glancy	Vice President of FMR, FMRC, and of funds advised by FMR.

Boyce I. Greer	Senior Vice President of FMR and FMRC; Vice President of Money Market Funds and Municipal Bond Funds advised by FMR; Vice President of FIMM.

Bart A. Grenier	Senior Vice President of FMR and FMRC.

Robert J. Haber	Vice President of FMR and FMRC.

Richard C. Habermann	Senior Vice President of FMR and FMRC; Vice President of funds advised by FMR.

Thomas Hense	Vice President of FMR and FMRC.

Bruce T. Herring	Vice President of FMR and FMRC.

Adam Hetnarski	Vice President of FMR, FMRC, and of funds advised by FMR.

Frederick Hoff	Vice President of FMR and FMRC.

Abigail P. Johnson	Senior Vice President of FMR and FMRC; Vice President of certain Equity Funds advised by FMR; Director of FMR Corp.

David B. Jones	Vice President of FMR and FMRC.

Steven Kaye	Senior Vice President of FMR and FMRC and of a fund advised by FMR.

William Kennedy	Vice President of FMR, FMRC, and of funds advised by FMR.

Francis V. Knox, Jr.	Vice President of FMR and FMRC; Compliance Officer of FMR U.K. and FMR Far East, and FMR Corp.

Timothy Krochuk	Vice President of FMR, FMRC, and of funds advised by FMR.

Harry W. Lange	Vice President of FMR, FMRC, and of funds advised by FMR.

Robert Lawrence	Senior Vice President of FMR and FMRC; Vice President of certain Equity and High Income Funds advised by FMR.

Harris Leviton	Vice President of FMR, FMRC, and of a fund advised by FMR.

Peter S. Lynch	Vice Chairman of the Board and Director of FMR and FMRC.

Richard R. Mace	Vice President of FMR, FMRC, and of funds advised by FMR.

Charles A. Mangum	Vice President of FMR, FMRC, and of funds advised by FMR.

Kevin McCarey	Vice President of FMR, FMRC, and of funds advised by FMR.

John McDowell	Senior Vice President of FMR and FMRC and of a fund advised by FMR.

Neal P. Miller	Vice President of FMR, FMRC, and of a fund advised by FMR.

John Muresianu	Vice President of FMR, FMRC, and of funds advised by FMR.

David L. Murphy	Vice President of FMR, FMRC, and FIMM; Vice President of Taxable Bond Funds advised by FMR.

Stephen Petersen	Senior Vice President of FMR and FMRC; Vice President of funds advised by FMR.

Alan Radlo	Vice President of FMR and FMRC.

Eric D. Roiter	Vice President of FMR and FMRC; General Counsel, and Clerk of FMR and FMRC; Secretary of funds advised by FMR; Vice President and Clerk of FDC.

Louis Salemy	Vice President of FMR, FMRC, and of a fund advised by FMR.

Lee H. Sandwen	Vice President of FMR and FMRC.

Patricia A. Satterthwaite	Vice President of FMR, FMRC, and of funds advised by FMR.

Michael Seay	Vice President of FMR and FMRC.

Fergus Shiel	Vice President of FMR, FMRC, and of funds advised by FMR.

Beso Sikharulidze	Vice President of FMR, FMRC, and of a fund advised by FMR.

Carol A. Smith-Fachetti	Vice President of FMR and FMRC.

Steven J. Snider	Vice President of FMR, FMRC, and of funds advised by FMR.

Thomas T. Soviero	Vice President of FMR, FMRC, and of a fund advised by FMR.

Richard A. Spillane, Jr.	Senior Vice President of FMR and FMRC; Vice President of certain Equity Funds advised by FMR; Previously, Senior Vice President and Director of Operations and Compliance of FMR U.K.

Thomas M. Sprague	Vice President of FMR, FMRC, and of funds advised by FMR.

Robert E. Stansky	Senior Vice President of FMR and FMRC; Vice President of a fund advised by FMR.

Scott D. Stewart	Vice President of FMR and FMRC.

Nick Thakore	Vice President of FMR, FMRC, and of a fund advised by FMR.

Yoko Tilley	Vice President of FMR and FMRC.

Joel C. Tillinghast	Vice President of FMR, FMRC, and of a fund advised by FMR.

Robert Tuckett	Vice President of FMR and FMRC.

Jennifer Uhrig	Vice President of FMR, FMRC, and of funds advised by FMR.

George A. Vanderheiden	Senior Vice President of FMR and FMRC; Director of FMR Corp.

Judy Verhave	Vice President of FMR and FMRC.

William P. Wall	Vice President of FMR and FMRC.

Jason Weiner	Vice President of FMR, FMRC, and of a fund advised by FMR.

Steven S. Wymer	Vice President of FMR, FMRC, and of a fund advised by FMR.

FMR Corp.

82 Devonshire Street

Boston, MA 02109

Fidelity Distributors Corporation

82 Devonshire Street

Boston, MA 02109

(2) FMR CO., INC. (FMRC)

82 Devonshire Street, Boston, MA 02109

FMRC provides investment advisory services to Fidelity Management & Research Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of FMRC, FMR U.K., FMR, FMR Corp., FIMM, and FMR Far East; Chief Executive Officer of FMR Corp.; Chairman of the Executive Committee of FMR; and President and Trustee of funds advised by FMR.

Robert C. Pozen

President and Director of FMRC, FIMM, FMR, FMR U.K., and FMR Far East; Senior Vice President and Trustee of funds advised by FMR; Director of Strategic Advisers, Inc.; Previously, General Counsel, Managing Director, and Senior Vice President of FMR Corp.

Paul Antico	Vice President of FMRC, FMR, and of a fund advised by FMR.

John Avery	Vice President of FMRC, FMR, and of funds advised by FMR.

Robert Bertelson	Vice President of FMRC, FMR, and of a fund advised by FMR.

William Bower	Vice President of FMRC, FMR, and of a fund advised by FMR.

Steve Buller	Vice President of FMRC, FMR, and of a fund advised by FMR.

John H. Carlson	Vice President of FMRC, FMR, and of funds advised by FMR.

Robert C. Chow	Vice President of FMRC, FMR, and of a fund advised by FMR.

Dwight D. Churchill	Senior Vice President of FMRC and FIMM; Senior Vice President of FMR and Vice President of Fixed-Income Funds.

Brian Clancy	Vice President of FMRC.

Barry Coffman	Vice President of FMRC, FMR, and of a fund advised by FMR.

Michael Connolly	Vice President of FMRC and FMR.

Frederic G. Corneel	Tax Counsel of FMRC and FMR.

Laura B. Cronin	Vice President of FMRC and FMR; Treasurer of FMRC, FIMM, FMR U.K., FMR and FMR Far East.

William Danoff	Senior Vice President of FMRC, FMR, and Vice President of funds advised by FMR.

Scott E. DeSano	Vice President of FMRC and FMR.

Penelope Dobkin	Vice President of FMRC, FMR, and of a fund advised by FMR.

Walter C. Donovan	Vice President of FMRC and FMR.

Bettina Doulton	Senior Vice President of FMRC and FMR; Vice President of funds advised by FMR.

Stephen DuFour	Vice President of FMRC, FMR, and of a fund advised by FMR.

Robert Dwight	Vice President of FMRC and FMR; Treasurer of funds advised by FMR.

William R. Ebsworth	Senior Vice President of FMRC and FMR.

Bahaa Fam	Vice President of FMRC and FMR.

David Felman	Vice President of FMRC, FMR, and of funds advised by FMR.

Richard B. Fentin	Senior Vice President of FMRC and FMR; Vice President of a fund advised by FMR.

Karen Firestone	Vice President of FMRC, FMR, and of funds advised by FMR.

Michael B. Fox	Assistant Treasurer of FMRC, FMR, FIMM, FMR U.K., and FMR Far East; Treasurer of FMR Corp. and Strategic Advisers, Inc.; Vice President of FMR U.K., FMR Far East, and FIMM.

Gregory Fraser	Vice President of FMRC, FMR, and of funds advised by FMR.

Jay Freedman	Assistant Clerk of FMRC, FMR and FDC; Clerk of FMR U.K., FMR Far East, and Strategic Advisers, Inc.; Secretary of FMR Corp. and FIMM.

David L. Glancy	Vice President of FMRC, FMR, and of funds advised by FMR.

Boyce I. Greer	Senior Vice President of FMRC and FMR; Vice President of Money Market Funds and Municipal Bond Funds advised by FMR; Vice President of FIMM.

Bart A. Grenier	Senior Vice President of FMRC and FMR.

Robert J. Haber	Vice President of FMRC and FMR.

Richard C. Habermann	Senior Vice President of FMRC and FMR; Vice President of funds advised by FMR.

Thomas Hense	Vice President of FMRC and FMR.

Bruce T. Herring	Vice President of FMRC and FMR.

Adam Hetnarski	Vice President of FMRC, FMR, and of funds advised by FMR.

Frederick Hoff	Vice President of FMRC and FMR.

Abigail P. Johnson	Senior Vice President of FMRC and FMR; Vice President of certain Equity Funds advised by FMR; Director of FMR Corp.

David B. Jones	Vice President of FMRC and FMR.

Steven Kaye	Senior Vice President of FMRC and FMR and of a fund advised by FMR.

William Kennedy	Vice President of FMRC, FMR, and of funds advised by FMR.

Francis V. Knox, Jr.	Vice President of FMRC and FMR; Compliance Officer of FMR U.K. and FMR Far East, and FMR Corp.

Timothy Krochuk	Vice President of FMRC, FMR, and of funds advised by FMR.

Harry W. Lange	Vice President of FMRC, FMR, and of funds advised by FMR.

Robert Lawrence	Senior Vice President of FMRC and FMR; Vice President of certain Equity and High Income Funds advised by FMR.

Harris Leviton	Vice President of FMRC, FMR, and of a fund advised by FMR.

Peter S. Lynch	Vice Chairman of the Board and Director of FMRC and FMR.

Richard R. Mace	Vice President of FMRC, FMR, and of funds advised by FMR.

Charles A. Mangum	Vice President of FMRC, FMR, and of funds advised by FMR.

Kevin McCarey	Vice President of FMRC, FMR, and of funds advised by FMR.

John McDowell	Senior Vice President of FMRC and FMR and of a fund advised by FMR.

Neal P. Miller	Vice President of FMRC, FMR, and of a fund advised by FMR.

John Muresianu	Vice President of FMRC, FMR, and of funds advised by FMR.

David L. Murphy	Vice President of FMRC, FMR, and FIMM; Vice President of Taxable Bond Funds advised by FMR.

Stephen Petersen	Senior Vice President of FMRC and FMR; Vice President of funds advised by FMR.

Alan Radlo	Vice President of FMRC and FMR.

Eric D. Roiter	Vice President of FMRC and FMR; General Counsel and Clerk of FMRC and FMR; Secretary of funds advised by FMR; Vice President and Clerk of FDC.

Louis Salemy	Vice President of FMRC, FMR, and of a fund advised by FMR.

Lee H. Sandwen	Vice President of FMRC and FMR.

Patricia A. Satterthwaite	Vice President of FMRC, FMR, and of funds advised by FMR.

Michael Seay	Vice President of FMRC and FMR.

Fergus Shiel	Vice President of FMRC, FMR, and of funds advised by FMR.

Beso Sikharulidze	Vice President of FMRC, FMR, and of a fund advised by FMR.

Carol A. Smith-Fachetti	Vice President of FMRC and FMR.

Steven J. Snider	Vice President of FMRC, FMR, and of funds advised by FMR.

Thomas T. Soviero	Vice President of FMRC, FMR, and of a fund advised by FMR.

Richard A. Spillane, Jr.	Senior Vice President of FMRC and FMR; Vice President of certain Equity Funds advised by FMR; Previously, Senior Vice President and Director of Operations and Compliance of FMR U.K.

Thomas M. Sprague	Vice President of FMRC, FMR, and of funds advised by FMR.

Robert E. Stansky	Senior Vice President of FMRC and FMR; Vice President of a fund advised by FMR.

Scott D. Stewart	Vice President of FMRC and FMR.

Nick Thakore	Vice President of FMRC, FMR, and of a fund advised by FMR.

Yoko Tilley	Vice President of FMRC and FMR.

Joel C. Tillinghast	Vice President of FMRC, FMR, and of a fund advised by FMR.

Robert Tuckett	Vice President of FMRC and FMR.

Jennifer Uhrig	Vice President of FMRC, FMR, and of funds advised by FMR.

George A. Vanderheiden	Senior Vice President of FMRC and FMR; Director of FMR Corp.

Judy Verhave	Vice President of FMRC and FMR.

William P. Wall	Vice President of FMRC and FMR.

Jason Weiner	Vice President of FMRC, FMR, and of a fund advised by FMR.

Steven S. Wymer	Vice President of FMRC, FMR, and of a fund advised by FMR.

(3) FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)

25 Lovat Lane, London, EC3R 8LL, England

FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of FMR U.K., FMR, FMRC, FMR Corp., FIMM, and FMR Far East; Chief Executive Officer of FMR Corp.; Chairman of the Executive Committee of FMR; and President and Trustee of funds advised by FMR.

Robert C. Pozen

President and Director of FMR U.K.; Senior Vice President and Trustee of funds advised by FMR; President and Director of FIMM, FMR, FMRC, and FMR Far East; Director of Strategic Advisers, Inc.; Previously, General Counsel, Managing Director, and Senior Vice President of FMR Corp.

Laura B. Cronin	Treasurer of FMR U.K., FMR Far East, FMR, FMRC, and FIMM and Vice President of FMR and FMRC.

Michael B. Fox	Assistant Treasurer of FMR U.K., FMR, FMRC, FMR Far East, and FIMM; Vice President of FMR U.K., FMR Far East, and FIMM; Treasurer of FMR Corp. and Strategic Advisers, Inc.

Simon Fraser	Senior Vice President of FMR U.K.; Director and President of FIIA and FIIA(U.K.)L.

Jay Freedman	Clerk of FMR U.K., FMR Far East, and Strategic Advisers, Inc.; Assistant Clerk of FMR, FMRC, and FDC; Secretary of FMR Corp. and FIMM.

Susan Englander Hislop	Assistant Clerk of FMR U.K., FMR Far East, and Strategic Advisers, Inc. Assistant Secretary of FMR Corp. and FIMM.

Francis V. Knox, Jr.	Compliance Officer of FMR U.K. FMR Far East, and FMR Corp.; Vice President of FMR.

(4) FIDELITY MANAGEMENT & RESEARCH (Far East) INC. (FMR Far East)

Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105, Japan

FMR Far East provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d

Chairman of the Board and Director of FMR Far East, FMR, FMRC, FMR Corp., FIMM, and FMR U.K.; Chairman of the Executive Committee of FMR; Chief Executive Officer of FMR Corp.; and President and Trustee of funds advised by FMR.

Robert C. Pozen

President and Director of FMR Far East; Senior Vice President and Trustee of funds advised by FMR; President and Director of FIMM, FMR U.K., FMRC, and FMR; Director of Strategic Advisers, Inc.; Previously, General Counsel, Managing Director, and Senior Vice President of FMR Corp.

Robert H. Auld	Senior Vice President of FMR Far East.

Laura B. Cronin	Treasurer of FMR Far East, FMR U.K., FMR, FMRC, and FIMM; Vice President of FMR and FMRC.

Michael B. Fox	Assistant Treasurer of FMR Far East, FMR, FMRC, FMR U.K., and FIMM; Vice President of FMR Far East, FMR U.K., and FIMM; Treasurer of FMR Corp. and Strategic Advisers, Inc.

Jay Freedman	Clerk of FMR Far East, FMR U.K., and Strategic Advisers, Inc.; Assistant Clerk of FMR, FMRC, and FDC; Secretary of FMR Corp. and FIMM.

Susan Englander Hislop	Assistant Clerk of FMR Far East, FMR U.K., and Strategic Advisers, Inc.; Assistant Secretary of FMR Corp. and FIMM.

Francis V. Knox, Jr.	Compliance Officer of FMR Far East, FMR U.K., and FMR Corp; Vice President of FMR.

Billy W. Wilder	Vice President of FMR Far East; President and Representative Director of FIJ.

Item 27. Principal Underwriters

(a) Fidelity Distributors Corporation (FDC) acts as distributor for all funds advised by FMR or an affiliate.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Edward L. McCartney	Director and President	None
Jay Freedman	Assistant Clerk	None
Paul J. Gallagher	Director	None
Jane Greene	Treasurer and Controller	None
Linda Capps Holland	Assistant Clerk and Compliance Officer	None
Michael W. Kellogg	Executive Vice President	None
Kevin J. Kelly	Director	None
Gail McGovern	Director	None
Eric Roiter	Vice President and Clerk	Secretary of funds advised by FMR
J. Gregory Wass	Assistant Treasurer	None

* 82 Devonshire Street, Boston, MA

(c) Not applicable.

Item 28. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company, Fidelity Service Company, Inc. or Fidelity Investments Institutional Operations Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the fund's respective custodians, The Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, NY and State Street Bank & Trust Company, 1776 Heritage Drive, Quincy, MA.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 52 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 20th day of March 2001.

VARIABLE INSURANCE PRODUCTS FUND IV
	By	/s/Edward C. Johnson 3d	(dagger)
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Edward C. Johnson 3d, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Edward C. Johnson 3d	(dagger)	President and Trustee	March 20, 2001
Edward C. Johnson 3d		(Principal Executive Officer)

/s/Robert A. Dwight		Treasurer	March 20, 2001
Robert A. Dwight

/s/Robert C. Pozen		Trustee	March 20, 2001
Robert C. Pozen

/s/J. Michael Cook	*	Trustee	March 20, 2001
J. Michael Cook

/s/Ralph F. Cox	*	Trustee	March 20, 2001
Ralph F. Cox

/s/Phyllis Burke Davis	*	Trustee	March 20, 2001
Phyllis Burke Davis

/s/Robert M. Gates	*	Trustee	March 20, 2001
Robert M. Gates

/s/Abigail P. Johnson	*	Trustee	March 20, 2001
Abigail P. Johnson

/s/Donald J. Kirk	*	Trustee	March 20, 2001
Donald J. Kirk

/s/Marie L. Knowles	*	Trustee	March 20, 2001
Marie L. Knowles

/s/Ned C. Lautenbach	*	Trustee	March 20, 2001
Ned C. Lautenbach

/s/Peter S. Lynch	*	Trustee	March 20, 2001
Peter S. Lynch

/s/Marvin L. Mann	*	Trustee	March 20, 2001
Marvin L. Mann

/s/William O. McCoy	*	Trustee	March 20, 2001
William O. McCoy

/s/William S. Stavropoulos	*	Trustee	March 20, 2001
William S. Stavropoulos

(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.

* Signatures affixed by Thomas M. Leahey pursuant to a power of attorney dated January 18, 2001 and filed herewith.

POWER OF ATTORNEY

I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series III

Fidelity Advisor Series IV

Fidelity Advisor Series V

Fidelity Advisor Series VI

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Corporate Trust

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Daily Money Fund

Fidelity Destiny Portfolios

Fidelity Deutsche Mark Performance

Portfolio, L.P.

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Government Securities Fund

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Institutional Cash Portfolios

Fidelity Institutional Tax-Exempt Cash Portfolios

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Sterling Performance Portfolio, L.P.

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity U.S. Investments-Bond Fund, L.P.

Fidelity U.S. Investments-Government Securities

Fund, L.P.

Fidelity Union Street Trust

Fidelity Union Street Trust II

Fidelity Yen Performance Portfolio, L.P.

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.

WITNESS my hand on the date set forth below.

/s/Edward C. Johnson 3d	July 17, 1997
Edward C. Johnson 3d

POWER OF ATTORNEY

We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment company:

Variable Insurance Products Fund IV

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Alan C. Porter, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after February 1, 2001.

WITNESS our hands on this eighteenth day of January, 2001.

/s/Edward C. Johnson 3d	/s/Marie L. Knowles
Edward C. Johnson 3d	Marie L. Knowles
/s/J. Michael Cook	/s/Ned C. Lautenbach
J. Michael Cook	Ned C. Lautenbach
/s/Ralph F. Cox	/s/Peter S. Lynch
Ralph F. Cox	Peter S. Lynch
/s/Phyllis Burke Davis	/s/Marvin L. Mann
Phyllis Burke Davis	Marvin L. Mann
/s/Robert M. Gates	/s/William O. McCoy
Robert M. Gates	William O. McCoy
/s/ Abigail P. Johnson	/s/Robert C. Pozen
Abigail P. Johnson	Robert C. Pozen
/s/Donald J. Kirk	/s/ William S. Stavropoulos
Donald J. Kirk	William S. Stavropoulos